Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) before income taxes was taxed under the following jurisdictions:

(in millions)	Years Ended December 31,
	2012	2011	2010
Domestic	$170.3	$11.4	$(48.8)
Foreign	15.8	16.9	11.8
Total	$186.1	$28.3	$(37.0)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Components of the income tax expense (benefit) consisted of the following:

(in millions)	Years Ended December 31,
	2012	2011	2010
Current:
Federal	$110.3	$17.9	$(10.6)
State	8.0	(0.6)	4.3
Foreign	5.1	4.1	2.8
Total current	123.4	21.4	(3.5)
Deferred:
Domestic	(56.2)	(9.9)	(3.5)
Foreign	(0.1)	(0.3)	(0.8)
Total deferred	(56.3)	(10.2)	(4.3)
Income tax expense (benefit)	$67.1	$11.2	$(7.8)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation between the statutory tax rate expressed as a percentage of income (loss) before income taxes and the effective tax rate is as follows:

(dollars in millions)	December 31,
	2012		2011		2010
Statutory federal income tax rate	$65.1	35.0%	$9.9	35.0%	$(13.0)	35.0%
State taxes, net of federal effect	0.4	0.2%	(3.4)	(11.8)%	0.9	(2.5)%
Equity-based compensation	5.7	3.1%	5.1	17.9%	3.9	(10.4)%
Effect of rates different than statutory	(1.4)	(0.8)%	(1.1)	(4.0)%	(0.4)	1.0%
Valuation allowance	—	—%	(0.9)	(3.1)%	0.9	(2.5)%
Other	(2.7)	(1.5)%	1.6	5.7%	(0.1)	0.5%
Effective tax rate	$67.1	36.0%	$11.2	39.7%	$(7.8)	21.1%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effect of temporary differences that give rise to the net deferred income tax liability is presented below:

(in millions)	December 31,
	2012	2011
Deferred Tax Assets:
Deferred interest	$58.3	$63.6
State net operating loss and credit carryforwards, net	18.0	14.6
Payroll and benefits	16.7	12.9
Equity compensation plans	10.3	7.5
Accounts receivable	4.2	4.4
Charitable contribution carryforward	4.1	9.0
Deferred financing costs	2.3	2.7
Interest rate caps/hedge agreements	1.8	2.6
Trade credits	1.8	2.4
Other	8.4	10.3
Total deferred tax assets	125.9	130.0

Deferred Tax Liabilities:
Software and intangibles	551.4	607.7
Deferred income	146.3	146.4
Property and equipment	29.3	35.1
Other	9.1	8.2
Total deferred tax liabilities	736.1	797.4

Deferred tax asset valuation allowance	—	—

Net deferred tax liability	$610.2	$667.4

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)	2012	2011	2010
Balance as of January 1	$—	$—	$11.3
Additions for tax positions related to current year	—	—	—
Additions for tax positions with respect to prior years	—	—	—
Reductions for tax positions with respect to prior years	—	—	(11.3)
Reductions for tax positions as a result of:
Settlements	—	—	—
Lapse of statute of limitations	—	—	—
Balance as of December 31	$—	$—	$—